Income Tax Expense - Summary of Factors Affecting Income Tax Expense (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Income tax expense differs to the standard rate of corporation tax as follows:
Profit before taxation	$ 33,137	$ 24,292	$ 12,825
Tax on profit at Australian prima facie tax rate of 30 per cent	9,941	7,288	3,847
Non-tax effected operating losses and capital gains	1,087	2,640	409
Tax on remitted and unremitted foreign earnings	441	485	225
Investment and development allowance			(99)
Tax rate changes		(1)	(8)
Recognition of previously unrecognised tax assets	(3)	(28)	(7)
Tax effect of loss from equity accounted investments, related impairments and expenses	(19)	315	153
Amounts (over)/under provided in prior years	(80)	(57)	13
Foreign exchange adjustments	(233)	(33)	41
Impact of tax rates applicable outside of Australia	(801)	(669)	(272)
Other	97	436	(86)
Income tax expense	10,430	10,376	4,216
Royalty-related taxation (net of income tax benefit)	307	240	(19)
Total taxation expense	$ 10,737	$ 10,616	$ 4,197